Organization and Description of Business (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 1,088
Net Income before controlling Interest	334
Net Income	$ 353
Basic net income earnings per common share | $ / shares	$ 0.30
Diluted net income earnings per common share | $ / shares	$ 0.27